Shareholder Report, Line Graph (Details) - USD ($)																	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended							7 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended													13 Months Ended	14 Months Ended	15 Months Ended	18 Months Ended						19 Months Ended	20 Months Ended	21 Months Ended	24 Months Ended											25 Months Ended	26 Months Ended	30 Months Ended					31 Months Ended	32 Months Ended	36 Months Ended										37 Months Ended	38 Months Ended	42 Months Ended				44 Months Ended	48 Months Ended								54 Months Ended		60 Months Ended							66 Months Ended	72 Months Ended						84 Months Ended					96 Months Ended				108 Months Ended			120 Months Ended
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AST INTERNATIONAL EQUITY PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																$ 10,000.00																												$ 9,622.09																							$ 13,030.52																			$ 11,293.60															$ 14,920.05									$ 19,593.02						$ 22,042.15						$ 15,719.47				$ 18,510.17		$ 19,520.34		$ 25,930.23
AST LARGE-CAP EQUITY PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												11,085.38																							13,458.76																			12,496.38															15,643.99									17,387.84						22,228.65						18,451.52				22,713.46		28,198.26		32,395.08
AST LARGE-CAP GROWTH PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.01																												10,269.73																							14,160.21																			14,707.82															18,859.84									26,367.00						30,878.65						20,625.27				29,624.05		38,557.45		45,136.94
AST LARGE-CAP VALUE PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																9,999.99																												11,988.46																							14,289.13																			12,267.04															15,888.56									15,931.78						20,585.96						20,936.58				22,977.89		25,259.35		29,313.14
AST SMALL-CAP EQUITY PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																9,999.98																												11,207.47																							13,887.65																			12,720.73															16,552.24									24,561.58						25,675.47						18,595.92				21,775.32		25,010.88		26,864.23
AST BOND PORTFOLIO 2026
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,207.51																							10,454.54																			10,345.85															11,383.40									12,598.81						12,114.62						10,820.15				11,462.45		11,986.16		12,608.69
AST BOND PORTFOLIO 2027
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value															$ 10,000.00																												$ 10,060.00																							$ 10,330.00																			$ 10,200.00															$ 11,290.00									$ 12,630.00								$ 12,050.00				$ 10,520.00				$ 11,100.00				$ 11,520.00		$ 12,210.00
AST BOND PORTFOLIO 2028
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value														$ 10,000.00																												$ 10,220.00																							$ 10,010.00																			$ 11,170.00															$ 12,810.00									$ 12,240.00							$ 10,520.00					$ 11,100.00				$ 11,390.00			$ 12,190.00
AST BOND PORTFOLIO 2029
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value													$ 10,000.00																												$ 9,840.00																							$ 11,050.00																			$ 12,850.00															$ 12,270.00									$ 10,310.00							$ 10,890.00					$ 11,050.00				$ 11,910.00
AST BOND PORTFOLIO 2030
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value												$ 10,000.00																												$ 11,440.00																							$ 13,100.00																			$ 12,550.00															$ 10,400.00									$ 10,960.00							$ 11,070.00					$ 11,960.00
AST BOND PORTFOLIO 2031
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value											$ 10,000.00																$ 11,560.00												$ 11,320.00														$ 10,790.00									$ 10,780.00												$ 9,250.00							$ 8,760.00											$ 8,960.00				$ 9,230.00							$ 9,110.00		$ 9,250.00						$ 9,730.00	$ 10,030.00
AST BOND PORTFOLIO 2032
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value										$ 10,000.00																$ 9,470.00												$ 9,470.00														$ 8,030.00									$ 7,560.00												$ 7,760.00							$ 7,950.00											$ 7,810.00				$ 7,900.00							$ 8,320.00		$ 8,590.00
AST BOND PORTFOLIO 2033
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value									$ 10,000.00																$ 8,530.00												$ 7,950.00														$ 8,170.00									$ 8,320.00												$ 8,120.00							$ 8,170.00											$ 8,600.00				$ 8,900.00
AST BOND PORTFOLIO 2034
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value				$ 10,000.00																			$ 10,200.00												$ 10,370.00														$ 10,090.00									$ 10,110.00												$ 10,630.00							$ 11,030.00
AST BOND PORTFOLIO 2035
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value			$ 10,000.00																	$ 9,870.00		$ 9,790.00									$ 10,470.00			$ 9,770.00													$ 10,180.00	$ 10,270.00								$ 10,550.00	$ 10,670.00
AST BOND PORTFOLIO 2036
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value		$ 10,000.00																	$ 10,370.00		$ 10,390.00									$ 10,680.00			$ 10,790.00
AST CORE FIXED INCOME PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,514.83																							11,178.01																			10,924.95															12,268.76									13,263.52						12,966.84						10,855.14				11,544.50		11,710.29		12,547.99
AST INVESTMENT GRADE BOND PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,420.29																							10,869.56																			10,840.58															12,057.97									14,043.47						13,739.13						11,840.58				12,608.69		12,855.07		13,956.52
AST MULTI-SECTOR FIXED INCOME PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,892.52																							11,842.61																			11,180.42															13,272.55									14,952.02						14,894.44						11,746.64				12,898.27		12,927.06		13,781.19
AST QUANTITATIVE MODELING PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																9,999.99																												10,632.05																							12,565.83																			11,745.67															14,236.26									15,884.11						18,337.08						14,898.41				17,501.87		19,977.41		22,927.00
AST BALANCED ASSET ALLOCATION PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,629.65																							12,213.95																			11,611.37															13,865.94									15,497.63						17,488.15						14,644.55				16,953.28		18,970.88		21,692.62
AST MULTI-ASSET DIVERSIFIED PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.01																												10,710.50																							12,523.25																			11,786.20															14,362.56									15,896.42						18,094.30						15,086.33				17,270.93		19,170.00		22,151.41
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												11,009.24																							12,781.20																			11,810.48															14,075.50									14,899.85						17,388.29						14,206.47				16,771.96		19,067.80		22,118.64
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,552.37																							11,621.23																			11,291.25															12,955.52									14,131.99						15,014.34						12,668.58				14,160.69		15,265.42		16,994.26
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,683.48																							12,594.56																			11,811.55															14,439.28									16,376.91						19,157.27						15,919.04				18,798.94		21,506.30		24,983.41
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,544.78																							12,696.21																			11,726.68															14,626.04									16,629.73						19,242.84						15,798.71				18,587.26		20,867.96		23,795.01
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																9,999.99																												10,383.67																							11,644.33																			11,047.50															12,661.38									14,098.65						15,219.23						12,825.81				14,153.46		15,030.44		16,589.51
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,521.54																							12,305.37																			11,398.34															13,613.00									15,404.39						17,316.71						14,376.42				16,371.88		17,981.86		20,234.32
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value																10,000.00																												10,633.42																							11,971.50																			10,997.63															12,763.27									13,301.67						14,956.46						12,945.37				14,267.62		15,368.18		17,450.52
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value					$ 10,000.00												$ 10,000.00											$ 10,200.00																	$ 10,540.00									$ 10,530.00														$ 10,780.00							$ 11,240.00												$ 11,650.00
AST PGIM FIXED INCOME CENTRAL PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value						$ 10,070.00	$ 10,000.00																	$ 9,840.00												$ 10,180.00														$ 10,670.00									$ 10,750.00												$ 11,040.00							$ 11,510.00											$ 11,950.00
AST TARGET MATURITY CENTRAL PORTFOLIO
Account Value [Line Items]
Line Graph and Table Measure Name																																Portfolio
Accumulated Value								$ 10,000.00																					$ 9,520.00																	$ 9,770.00									$ 10,160.00														$ 10,170.00							$ 10,400.00												$ 10,820.00					$ 11,200.00
MSCI EAFE Index (GD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI EAFE Index (GD)
Accumulated Value																10,000																												10,151.21795611452																							12,751.572068282994																			11,048.286380980715															13,551.318436866943									14,673.251992637866						16,401.0402339106						14,102.70506258166				16,761.435165324576		17,490.175700204316		23,067.45765831788
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																S&P 500 Index
Accumulated Value	[1]															10,000																												11,195.992212175903																							13,640.252474784296																			13,042.216155209666															17,148.743137871155									20,303.902524619523						26,132.222381805652						21,399.45082052804				27,024.858741023207		33,786.402852732324		39,827.40919795303
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg US Aggregate Bond Index
Accumulated Value		10,000	10,000	10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	$ 9,954.90789646	$ 9,906.583275069494	10,278.11405052325	9,922.432932472366	10,402.14158783709	9,928.908418137842	10,209.25158513625	$ 9,703.182722363053	8,965.07214007629	9,839.549836538374	10,613.528089884916	$ 10,163.21592218196	$ 9,612.53876723051	10,613.331018775096	10,444.81961147007		10,730.095064944067	10,125.023126731443	10,552.87910072163	$ 9,906.223358915167	8,698.973309432658	9,845.82068712115	10,750.651685398298	10,871.672101760223	10,001.140067538467	10,354.184692129866	10,264.724213147916	10,264.724213147916	$ 10,505.293949016144	$ 9,813.682664653172	10,406.614246073128	10,532.192414438543	10,477.85701387459	$ 10,239.65141613083	8,881.00070483833	8,826.849273829665	10,578.15730337418	$ 10,430.610152539895	$ 10,143.995946158331	10,746.0222016754	10,864.246068458557	10,684.814494840743	$ 10,166.856114441849	9,179.921363484716	8,564.853136672684	10,584.89887641284	11,687.75600038862	10,872.911545805433	10,355.365139115345	10,628.285031671092	10,628.285031671092	$ 10,636.634418690039	$ 10,071.88067433676	11,114.49532151074	$ 10,367.670739799305	9,114.65985037468	8,744.074046203476	9,489.438202245361	$ 11,064.3777241275	$ 10,270.81935523231	11,464.907528093347	$ 10,784.597897146805	9,294.691610685879	9,038.385966674326	9,207.775280895907	11,507.554981465064	11,689.088483509979	11,258.01342864607	10,629.496727946509	10,629.496727946509	$ 11,413.209848360018	$ 10,683.85171562241	$ 11,124.609264008552	9,668.469814963606	8,974.130651089168	9,400.44943820649	$ 11,020.68680765102	9,973.292458199756	9,151.38669409025	9,716.853932590768	10,010.391364059347	11,508.86692045321	12,103.098104091056	11,556.040303296764	11,556.040303296764	9,519.402011697513	9,647.775280911628	9,819.524920365258	9,838.337078655291	10,563.844981582617	10,011.532616283499	11,916.493369151645	12,423.4964163168	12,423.4964163168	10,233.977528103984	10,556.629213493536	10,695.91747457299	10,565.049331257109	10,366.125776028146	12,231.951802214739	12,231.951802214739	11,476.821130896464	10,697.136881403681	10,939.247205729922	10,640.542224973276	10,640.542224973276	11,478.129566018084	11,076.013094704778	11,228.835566626653	11,228.835566626653	11,884.667344674757	11,369.221979835944	11,369.221979835944	12,199.283265809127	12,199.283265809127
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Russell 1000 Growth Index
Accumulated Value																10,000																												10,707.64876294028																							13,942.699775609																			13,731.645030385644															18,728.54173583614									25,937.719006850544						33,095.63366868488						23,452.599285683522				33,461.72941785838		44,623.301269888274		52,905.55028284167
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Russell 1000 Value Index
Accumulated Value																10,000																												11,734.045217297835																							13,337.448491101475																			12,234.799439309727															15,482.079529115694									15,914.905360716175						19,919.15712294355						18,417.680826682023				20,528.844803804564		23,478.490876325603		27,213.05286562562
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Russell 2000 Index
Accumulated Value																10,000																												12,130.798547489523																							13,907.625134942386																			12,375.846081192016															15,534.769234642026									18,635.636078663327						21,397.25099872178						17,024.409951978934				19,906.4574133855		22,203.238992658593		25,046.78688710484
Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index
Accumulated Value																10,000																												10,170.479344790925																							10,383.929004456275																			10,400.959822541972															11,341.00474086144									12,434.249590551133						12,012.045055286568						10,918.633116937954				11,362.029385630642		11,711.692987234748		12,276.941723175481
Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index
Accumulated Value															$ 10,000																												$ 10,184.00536690061																							$ 10,418.077522588464																			$ 10,404.624552638066															$ 11,445.323456428481									$ 12,641.269078010242								$ 12,169.562169466135				$ 10,870.285360820553				$ 11,319.775627736493				$ 11,564.555411224836		$ 12,220.343064562321
Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index
Accumulated Value														$ 10,000																												$ 10,252.764948232365																							$ 10,205.80924309498																			$ 11,325.333304018053															$ 12,591.632788937206									$ 12,091.37830341746							$ 10,612.21674511245					$ 11,055.245149337074				$ 11,200.394746264587			$ 11,911.362484772235
Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index
Accumulated Value													$ 10,000																												$ 9,922.079432862156																							$ 11,101.971747227924																			$ 12,419.465564419253															$ 11,904.590929555005									$ 10,279.899351670547							$ 10,692.086297843894					$ 10,758.151104536566				$ 11,490.608744088426
Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index
Accumulated Value												$ 10,000																												$ 11,284.328896919931																							$ 12,691.433502910519																			$ 12,151.965547448734															$ 10,318.339017339422									$ 10,718.088653389716							$ 10,704.681339908739					$ 11,475.601864877237
Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index
Accumulated Value											$ 10,000																$ 11,642.843874448992												$ 11,305.212293429247														$ 10,809.051188722173									$ 10,812.379098558033												$ 9,467.600982411284							$ 9,016.517929271104											$ 9,129.06178961215				$ 9,366.553537904263							$ 9,175.34999022061		$ 9,295.154744787835						$ 9,814.913755714884	$ 9,977.678801042437
Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index
Accumulated Value										$ 10,000																$ 9,531.5416215902												$ 9,551.945472762678														$ 8,252.178946635473									$ 7,833.364993046798												$ 7,945.047725011049							$ 8,125.606762188902											$ 7,931.578747596792				$ 8,015.3332200260475							$ 8,473.530065007046		$ 8,609.433036565782
Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index
Accumulated Value									$ 10,000																$ 8,520.337712198881												$ 8,058.571154685414														$ 8,189.44348994163									$ 8,352.340115686524												$ 8,122.779404860556							$ 8,188.720609124166											$ 8,659.960188295914				$ 8,789.654658498965
Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index
Accumulated Value				$ 10,000																			$ 10,176.40086405297												$ 10,350.169638264157														$ 10,029.257784299667									$ 10,080.398079843435												$ 10,664.700767028939							$ 10,806.30359823097
Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index
Accumulated Value			$ 10,000																	$ 9,704.709768362321		$ 9,652.864733250528									$ 10,388.243070283384			$ 9,680.317035164031													$ 10,080.12092399969	$ 10,229.527088357947								$ 10,372.179463107024	$ 10,349.779790756455
Bloomberg Fixed Maturity (2036) Zero Coupon Swaps Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg Fixed Maturity (2036) Zero Coupon Swaps Index
Accumulated Value		$ 10,000																	$ 10,409.794917021598		$ 10,539.691484751236									$ 10,683.553597081927			$ 10,634.733237815266
Bloomberg US 5-10 Year Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Bloomberg US 5-10 Year Government/Credit Bond Index
Accumulated Value																10,000																												10,310.499905755249																							10,703.674114253525																			10,696.22355277708															11,805.998150863452									12,954.955521096923						12,659.67091861128						10,998.061058716015				11,656.22391182951		11,825.208032262191		12,861.240024779203
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[2]															10,000																												10,895.854117327533																							11,885.2665223109																			11,322.917166472136															13,448.2855059095									15,013.292584501809						14,861.402704459133						11,876.19676300435				13,035.402098865423		13,037.859529769734		14,016.741374145751
Custom Blended Index 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[3]															10,000																												10,745.771229472612																							12,285.094599535554																			11,806.315560268531															14,282.088205822474									16,391.22702495205						18,456.514120980282						15,536.09004625312				18,130.416437061536		20,320.141606957135		23,355.198727478237
Custom Blended Index 3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[4]															10,000																												10,700.848618542717																							12,248.058000612707																			11,627.423998132994															14,009.89401936105									15,764.221607439922						18,034.501498387795						15,456.691036102513				17,931.360218463335		19,950.913087720743		23,143.63793004096
Custom Blended Index 4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[5]															10,000																												10,811.382155772317																							12,568.982168191493																			11,978.759265011848															14,729.898230343008									17,032.782182091047						19,580.714415296006						16,386.16850138594				19,427.696795742668		22,102.639895988617		25,717.940861715804
Custom Blended Index 5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[6]															10,000																												10,549.478615433165																							11,574.782738301757																			11,321.353353076047															13,111.872553535357									14,685.563723175637						15,645.870178783489						13,368.690734243963				14,967.388569883948		16,085.110237648936		17,974.058211466254
Custom Blended Index 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[7]															10,000																												10,860.481137749714																							12,725.043973546859																			12,092.009988121094															15,005.081871092205									17,440.64320031944						20,292.93600504708						16,914.695964040813				20,230.345838851506		23,247.188635284798		27,166.23471086175
Custom Blended Index 6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[8]															10,000																												10,685.856650734939																							12,758.056993834827																			11,823.529287296937															14,754.276095876172									16,976.145645566292						20,046.13392771886						16,588.608851753306				20,061.050888748876		23,255.67304446555		27,672.386782057645
Custom Blended Index 7 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[9]															10,000																												10,498.582478974868																							11,653.258316315209																			11,290.588017765971															13,151.076986161905									14,708.759037975013						15,821.252660913231						13,503.093061278907				15,237.538531454466		16,481.305607836115		18,614.333641578458
Custom Blended Index 8 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[10]															10,000																												10,594.509382209832																							12,234.769170898677																			11,559.786889621017															13,982.784557677773									15,897.469673220598						18,001.406269189738						15,099.398657059748				17,695.06289087748		19,878.112466193164		23,099.586523462127
Custom Blended Index 9 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Custom Blended Index
Accumulated Value	[11]															$ 10,000																												$ 10,561.164904406747																							$ 11,677.224904573834																			$ 11,127.29947323942															$ 12,936.813064493665									$ 13,966.305920834233						$ 15,836.059205540776						$ 14,070.003137909664				$ 15,739.417718686118		$ 17,002.112354696852		$ 19,339.788606103462

[1]	The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Bloomberg US Long Corporate Index (65%) and Bloomberg US Intermediate Corporate Index (35%), which includes a cap of 7.5% on investments in the financials sector.
[3]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (48%), MSCI EAFE Index (GD) (12%), and Bloomberg US Aggregate Bond Index (40%).
[4]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (40%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (25%), Wilshire US REIT Index (3.33%), Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (3.33%), Bloomberg Commodity Index (3.33%), and ICE BofA US 3-Month Treasury Bill Index (5%).
[5]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (55%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond Index (30%).
[6]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (28%), MSCI EAFE Index (GD) (7%), and Bloomberg US Aggregate Bond Index (65%).
[7]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond Index (25%).
[8]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (ND) (85%) and Bloomberg US Aggregate Bond Index (15%).
[9]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (GD) (40%) and Bloomberg US Aggregate Bond Index (60%).
[10]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (ND) (65%) and Bloomberg US Aggregate Bond Index (35%).
[11]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (20%), ICE BofA US 3-Month Treasury Bill Index (15%), Wilshire US REIT Index (9%), Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (8%), and Bloomberg Commodity Index (8%).